Submission	Dec. 29, 2025
Submission [Line Items]
Central Index Key	0002081043
Registrant Name	ATAI LIFE SCIENCES LUXEMBOURG S.A.
Registration File Number	333-290446
Form Type	S-4
Submission Type	S-4MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A